Maturity of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Of Assets And Liabilities Explanatory [Abstract]
Receivables at amortised cost, amount of allowance	$ 1,036,793	$ 896,095
Receivables at fvoci, amount of allowance	$ 1,354	$ 101